Fair Value of Financial Assets and Liabilities (Details) - Schedule of convertible note valuation model - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Aug. 06, 2020	Mar. 31, 2021	Dec. 31, 2020	Jan. 09, 2020
Schedule of convertible note valuation model [Abstract]
Face value (in Dollars)	$ 4,000	$ 4,000	$ 4,000
Coupon rate	12.00%	12.00%	12.00%
Stock price (in Dollars per share)	$ 0.24	$ 0.17	$ 0.19	$ 5.20
Term	1 year		219 days
Risk-free interest rate	0.14%	0.05%	0.09%
Volatility	80.00%	84.00%	70.00%